UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________ to ________________

Date of Report (Date of earliest event reported):__

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☐

☒    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001751451

Roundstone Securities No.1 DAC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing

Brian (William) Delahunty, 00 353 (0) 1 428 3814

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibit 99.1 for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Erimon Home Loans Ireland Limited on September 17, 2018 (the “Original Filing”) and is being filed solely to replace the report attached to the Original Filing as Exhibit 99.1— Disclosures required by Rule 15Ga-2 for KPMG LLP (the “AUP Report”). The AUP Report is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A.

Item 3	Exhibits

99.1    Disclosures required by Rule 15Ga-2 for KPMG LLP

Part 1 – AUP Letter

Part 2 – Appendix A – Results

Appendix B – Errors

Appendix C – Work Programme

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 4, 2018	Erimon Home Loans Ireland Limited
(Depositor)

	By:	/s/ Brian (William) Delahunty
	Name:	Brian (William) Delahunty
	Title:	Director